Material accounting policies (Policies)	12 Months Ended
Oct. 31, 2025
Disclosure Of Detailed Information About Accounting Policies [Abstract]
Statement of compliance
A. Statement of compliance
These consolidated financial statements ("financial statements") have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IFRS Accounting Standards) under the historical cost convention, except as disclosed in the accounting policies below.

The preparation of financial statements in conformity with IFRS Accounting Standards requires management to exercise its judgment in the process of applying the accounting policies. It also requires the use of certain critical accounting estimates and assumptions. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in Note 4 . The Company has prepared the financial statements on the basis that it will continue to operate as a going concern.
These financial statements were approved and authorized for issue by the Board of Directors on January 29, 2026.
Currencies and foreign exchange
B. Currencies and foreign exchange
The Company’s financial statements are presented in Canadian dollars, which is the functional and presentation currency of the Company and its Canadian subsidiaries. The functional currency of the Company’s United States (“U.S.”) subsidiaries is the U.S. dollar (“USD”), of the Company’s European subsidiaries is the Euro (“EUR”), and of the Company’s United Kingdom subsidiaries is the British Pound Sterling (“GBP”). Transactions denominated in currencies other than the functional currency are translated at the rate prevailing at the date of transaction. Monetary assets and liabilities that are denominated in foreign currencies are translated at the rate prevailing at each reporting date. Income and expense amounts are translated at the dates of the transactions.
In preparing the Company’s financial statements, the financial statements of the foreign subsidiaries are translated into Canadian dollars. The assets and liabilities of foreign subsidiaries are translated into Canadian dollars using exchange rates at the reporting date. Revenues and expenses of foreign operations are translated into Canadian dollars using average foreign exchange rates. Translation gains and losses resulting from the consolidation of operations into the Company’s functional currency, are recognized in other comprehensive income in the consolidated statement of loss and other comprehensive loss and as a separate component of shareholders’ equity on the consolidated statement of changes in equity.

Basis of consolidation
C. Basis of consolidation
Subsidiaries are entities controlled by the High Tide Inc. and the control is achieved when the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The results of subsidiaries acquired or disposed of during the year are included in the consolidated statements of loss and other comprehensive income (loss) from the effective date of acquisition and up to the effective date of disposal, as appropriate. Where necessary, adjustments are made to the annual financial statements of subsidiaries to bring their accounting policies into line with those used by the Company. Intra‐group balances and transactions, and any unrealized gains or losses or income and expenses arising from intra‐group transactions are eliminated in preparing the financial statements.

Cash and cash equivalents
Cash and cash equivalents

Cash and cash equivalents consist of bank balances, guaranteed investment certificates, and highly liquid short-term investments with a maturity date of 90 days or less which are convertible to known amounts of cash at any time by the Company without penalties.

Inventory
Inventory

Inventories is made up of raw materials, work in progress and finished goods are stated at the lower of cost and net realizable value. Cost is purchased costs which is determined after deducting rebates and discounts.

Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and costs necessary to make the sale. The Company reviews inventory for obsolete, redundant, and slow-moving inventory items and any such items are written down to net realizable value. Any write-downs of inventory to net realizable value are recorded in the consolidated statement of loss and comprehensive loss of the related year.

Property and equipment
Property and equipment

Property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. During the construction of leasehold improvements, items are classified as assets under construction. When the asset is available for use, it is transferred from assets under construction to the appropriate category of property and equipment, and depreciation on the item commences.

Depreciation is provided using the following methods at rates intended to depreciate the costs of the assets over their estimated useful lives.

Asset	Method	Useful life
Production Equipment	Straight-line	5 years
Office equipment and computers	Straight-line	3 to 5 years
Leasehold improvements	Straight-line	Term of lease
Vehicles	Straight-line	5 years
Buildings	Straight-line	15 years

When a property and equipment asset includes significant components with different useful lives, each significant component is depreciated separately.

The estimated useful lives and depreciation methods are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis. During the year ended October 31, 2025, management revised the estimated useful life of production equipment from seven years to five years. This change represents a change in accounting estimate and has been applied prospectively in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors, effective November 1, 2024. As a result, depreciation expense for the year ended October 31, 2025 increased by $498 compared to the depreciation that would have been recognized using the previous seven-year useful life.

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in the consolidated statement of loss and other comprehensive loss of the related year.

Assets under construction are not ready for use and are not depreciated.

Repairs and maintenance costs that do not improve or extend productive life of the assets are recognized in the consolidated statement of loss and other comprehensive loss in the year in which the costs are incurred.

Intangible assets
Intangible assets
Intangible assets acquired separately are initially recognized at cost and intangibles assets acquired through a business combination are initially recorded at fair value. Following initial recognition, intangible assets with a finite useful life are recorded at cost less accumulated amortization and impairment losses, if any. Intangible assets with an indefinite useful life are recorded at cost less impairment losses, if any. The cost of intangible assets acquired in an asset acquisition is initially measured using an allocation of the purchase consideration using a relative fair value approach.
The useful lives of intangible assets are assessed as either finite or indefinite. Amortization of finite life intangible assets is provided, when the intangible asset is available for use, on a straight-line basis over their estimated useful lives.

Intangible asset	Method	Useful life
Software	Straight-line	5 years
Retail licenses	Straight-line	Remaining term of the lease
Brand names	Straight-line	5 years
Brand names - e-commerce	Not applicable	Indefinite life
Supplier relationships	Straight-line	3 years
Wholesale licenses	Straight-line	5 years
Customer relationships	Straight-line	5 years
Intangible assets acquired in a business combination are recognized at fair value at the acquisition date. They have a finite useful life and are subsequently carried at cost less accumulated amortization and impairment losses. The estimated useful lives are reviewed at each reporting period, and any changes in estimates are accounted for prospectively. Intangible assets not yet available for use are not subject to amortization.
Business combinations
Business combinations

The acquisition method of accounting is used to account for all business combinations, regardless of whether equity instruments or other assets are acquired. The consideration transferred for the acquisition of a subsidiary comprises of:

•the fair values of the assets transferred,
•the liabilities incurred to the former owners of the acquired business,
•the equity interests issued by the Company,
•the fair value of any asset or liability resulting from a contingent consideration arrangement.
Identifiable assets acquired and liabilities acquired and contingent liabilities assumed in a business combination are, with limited exceptions, measured initially at their fair values at the acquisition date. The Company recognizes any non-controlling interest in the acquired entity on an acquisition-by-acquisition basis, at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets.
Acquisition-related costs are expensed as incurred and included in finance and other costs in the consolidated statement of loss and comprehensive loss.
The excess of the consideration transferred, and the amount of any non-controlling interest in the acquired entity, over the fair value of the net identifiable assets acquired is recorded as goodwill. If those amounts are less than the fair value of the net identifiable assets of the business acquired, the difference is recognized directly in the statement of loss and comprehensive loss as a bargain purchase.
Where settlement of any part of cash consideration is deferred, the amounts payable in the future are discounted to their present value as at the date of exchange. The discount rate used is the Company's incremental borrowing rate, being the rate at which a similar borrowing could be obtained from an independent financier under comparable terms and conditions.
Contingent consideration is classified either as equity or as a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value, with changes in fair value recognized in the statement of loss and comprehensive loss.
When the Company acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

Non-Controlling Interest (“NCI”)
Non-Controlling Interest (“NCI”)

NCI represents the equity interests in a subsidiary not attributable, directly or indirectly, to the Company. NCI is presented within equity, separately from the equity attributable to owners of the parent. At the acquisition date of a business combination, NCI is measured at the non-controlling interest's proportionate share of the acquiree’s identifiable net assets in accordance with IFRS 3 Business Combinations. Accordingly, goodwill is recognized only in respect of the Company's interest in the acquiree. Subsequent to acquisition, NCI are adjusted for the NCI’s share of profit or loss, other comprehensive income, and dividends declared.

Put and call arrangements with non-controlling shareholders

The Company may enter into put and call arrangements with non-controlling shareholders that provide both the Company and the non-controlling shareholders with the ability to initiate a transaction for the remaining equity interests.
Where such arrangements:
•provide symmetrical rights to both the purchaser and the seller;
•permit, but do not require, either party to initiate a transaction;
•provide that the right to demand a sale or purchase is subject to specified conditions being satisfied;
•allow either party to withdraw from the put and call arrangement where such conditions are not met;
•do not grant either party a unilateral and unconditional right that compels settlement; and
•do not specify a fixed or minimum purchase price, with the exercise price determined by reference to a multiple of trailing twelve‑month EBITDA.
The Company concludes that the arrangements do not give rise to a present obligation to acquire the remaining equity interests. Accordingly, the non-controlling interests continue to be classified as equity, as the Company retains the ability to avoid settlement without breaching a contractual obligation.

Derivative features
Derivative features

Put and call arrangements that meet the definition of a derivative under IFRS 9 Financial Instruments are recognized separately from equity as derivative financial instruments. Derivatives are initially recognized at fair value on the date the arrangement is entered into and are subsequently measured at fair value through profit or loss at each reporting date.

The fair value of derivative instruments is determined using appropriate valuation techniques, including Monte Carlo simulation models, which incorporate assumptions regarding future EBITDA outcomes, volatility, discount rates, and the probability of exercise. Changes in the fair value of derivative instruments are recognized in profit or loss within finance income or finance costs.

Dividends	Dividends Dividends paid to non-controlling shareholders are recognized as distributions in the consolidated statement of changes in equity.
Goodwill
Goodwill

Goodwill is not amortized but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired. Goodwill is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

Goodwill is allocated to cash-generating units for the purpose of impairment testing. The allocation is made to those cash-generating units or groups of cash-generating units that are expected to benefit from the business combination in which the goodwill arose. The units or groups of units are identified at the lowest level at which goodwill is monitored for internal management purposes, which is the operating segment level. During the year the Company completed its annual impairment tests for bricks-and mortar and e-commerce as of August 1, 2025. The Company completed its annual impairment test for medical cannabis distribution as of October 31, 2025.

Impairment of non-financial assets
Impairment of non-financial assets

At each reporting date, the Company reviews the carrying amounts of its property and equipment, right-of-use assets, and intangible assets with a finite useful life to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated in order to determine the extent of the impairment loss, if any.

Goodwill and intangible assets with indefinite useful lives are tested at least annually or when circumstances indicate that the carrying amount may be impaired.

For impairment testing, assets excluding goodwill, are grouped together into the smallest group of assets, cash generating units (“CGUs”), that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. The unit or group of units represent the lowest level within the Company at which the goodwill is monitored for internal management purposes, which is the operating segment level.

An impairment loss is recognized when the carrying amount of the CGU exceeds its recoverable amount. The recoverable amount of the CGU or group of CGUs is determined as the the greater of its value in use and its fair value less costs of disposal (“FVLCD”). Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU or group of CGUs. FVLCD represents the price that would be received to sell an asset or cash-generating unit (CGU) in an orderly transaction between market participants at the measurement date, less the incremental costs directly attributable to the disposal. Non-financial assets other than goodwill that suffered impairment are reviewed for possible reversal of the impairment at the end of each reporting period.

An impairment loss for property and equipment, intangible assets, and leases with a finite useful life is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized. Impairment losses relating to goodwill cannot be reversed in future periods.

Revenue recognition
Revenue recognition

Revenue recognition is based on a 5-step approach, under IFRS 15 Revenue Recognition, which includes identifying the contract with the customer, identifying the performance obligations, determining the individual transaction price, allocating the transaction price to the performance obligations in the contract and recognizing revenue when the relevant performance obligations are satisfied. Revenue is recognized when the entity satisfies the performance obligation upon delivery and acceptance by the customer. Revenue in the financial statements is disaggregated into cannabis and CBD, consumption accessories, data analytics services, membership revenue and other revenue.

The nature, timing of recognition of satisfied performance obligations, and payment terms for the Company’s goods and services are described below:
For performance obligations related to merchandise sales, the Company typically transfers control, completes the performance obligation, and recognizes revenue at the point in time when delivery of the items to the customer occurs. Upon delivery the customer can obtain substantially all of the benefits from the items purchased.
For performance obligations related to data analytics contracts, the Company typically satisfies its performance obligations at a point in time, or over time as services are rendered, depending on the obligation and the specifics of the contract.
Identification of performance obligations
Where contracts contain multiple promises for goods or services, management exercises judgement in determining whether goods or services constitute distinct goods or services or a series of distinct goods that are substantially the same and that have the same pattern of transfer to the customer. The determination of a performance obligation affects whether the transaction price is recognized at a point in time or over time. Management considers both the mechanics of the contract and the economic and operating environment of the contract in determining whether the goods or services in a contract are distinct.
Transaction price

In determining the transaction price and estimates of variable consideration, management considers the history of the customer in estimating the goods and services to be provided to the customer as well as other variability in the contract.

Allocation of transaction price to performance obligations

The Company’s contracts generally outline a specific amount to be invoiced to a customer associated with each performance obligation in the contract. The Company allocates the transaction price to the individual performance obligations based on their standalone selling price, which is primarily estimated based on the amounts that would be charged to customers under similar market conditions.

Satisfaction of performance obligations

The satisfaction of performance obligations requires management to make judgements as to when control of the underlying good or service transfers to the customer. Determining when a performance obligation is satisfied affects the timing of revenue recognition.
Management considers both customer acceptance of the good or service, and the impact of laws and regulations such as standard shipping practices, in determining when this transfer occurs.

Merchandise sales

Revenue consists of sales to customers through the Company’s network of retail stores, e-commerce platforms and through the wholesale distribution arm. Merchandise sales through retail stores are recognized at the time of delivery to the customer, which is generally at the point of sale. Merchandise sales through the Company’s e-commerce platforms and wholesale distribution arm are recognized upon date of receipt by the customer. Where the Company arranges the shipping of goods, revenue is recognized on the date of delivery of goods to the customer’s location.

Medical cannabis distribution and wholesale revenue

The Company purchases inventory from third-party growers and directs the shipment of products to third-party processors. The processors package and ship finished products to end customers based on the Company’s direction, including customer selection, pricing, and delivery instructions. The Company controls the inventory prior to transfer to the end customer and is primarily responsible for fulfilling the promise to provide goods. Accordingly, the Company acts as principal and recognizes revenue on a gross basis. The Company's performance obligation is the delivery of finished product to the end customer. Revenue is recognized at a point in time when control of the product transfers to the customer, which generally occurs upon delivery in accordance with the contractual shipping terms.

Variable consideration and right of return

End customers are provided with a right of return in exchange for a credit. Rights of return give rise to variable consideration and are accounted for in accordance with IFRS 15. The Company estimates expected returns using the expected value method based on historical experience, current trends, and known quality issues, and constrains revenue to the amount that is highly probable not to result in a significant reversal.
For expected returns, the Company recognizes a refund liability for the consideration expected to be refunded to customers and an asset representing the right to recover inventory from customers on settlement of the refund liability. The asset is measured at the carrying amount of the inventory less any expected costs to recover and rework the goods.

Data analytics revenue

The Company earns revenue by providing data analytics services. The performance obligation is fulfilled when the data and services agreed upon are delivered to the customer. Data analytics revenue is recognized in consolidated statement of loss and other comprehensive loss when earned.
Sales returns

The Company does allow returns. Defective products or products damaged upon shipping by the Company are considered for exchanges or refunds. In such cases revenue is recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur.

Consignment and principal versus agent considerations
IFRS 15 focuses on recognizing revenue as an entity transfers control of a good or service to a customer which could affect how an entity evaluates its position in a transaction as either a principal or an agent. The standard provides that an entity is principal in a transaction if it controls the specified goods or services before they are transferred to the customer.
Drop shipment and principal versus agent considerations
In the merchandise sales transactions completed by some of the e-commerce platforms, the Company utilizes its drop shipment technology to complete the transaction. Drop-shipment allows customers to make a purchase through the Company’s e-commerce website which is fulfilled by a third-party supplier. The Company is the principal in the transaction, as the price setting, risks of shipment of the merchandise and provision of refunds are the responsibility of the Company.
Membership revenue
The Company accounts for membership fee revenue, net of refunds, on a deferred basis, ratably over the one-year membership period. The membership fee revenue is recognized when control of the promised goods or services is transferred to the member, which typically occurs over the membership period. The membership period is defined as the period over which the member is entitled to receive the benefits and services associated with their membership.
Taxes
Current and deferred income taxes

Tax expenses are comprised of current and deferred tax. Tax is recognized in the consolidated statement of loss and other comprehensive loss except to the extent that it relates to items recognized in other comprehensive income (loss) or equity on the statement of financial position.

Current tax is calculated using tax rates which are enacted or substantively enacted at the end of the reporting period. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulations are subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to taxation authorities.

Deferred tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred tax is determined using tax rates which are enacted or substantively enacted at the end of the reporting period and are expected to apply when the related deferred tax asset is realized, or the deferred tax liability is settled.

Deferred tax liabilities are generally recognized for all taxable temporary differences, except for temporary differences that arise from goodwill, which is not deductible for tax purposes. Deferred tax liabilities are also recognized for taxable temporary differences arising on investments in subsidiaries except where the reversal of the temporary difference can be controlled, and it is probable that the difference will not reverse in the foreseeable future.
Deferred tax assets are recognized to the extent it is probable that taxable profits will be available against which the deductible balances can be utilized. All deferred tax assets are analyzed at each reporting period and reduced to the extent that it is no longer probable that the asset will be recovered. Deferred tax assets and liabilities are not recognized with respect to temporary differences that arise on initial recognition of assets and liabilities acquired other than in a business combination.

Vendor loan
Vendor loan

As a part of the business acquisition, the Company may enter into a vendor loan pursuant to which a portion of the purchase consideration is deferred to be paid as per the agreed terms. The vendor loan agreement is executed concurrently with the purchase agreement and represents deferred payment of the fixed purchase consideration.

The vendor loan is accounted for as a financial liability in accordance with IFRS 9 – Financial Instruments and is presented within Notes payable in the consolidated statement of financial position.

On initial recognition, the vendor loan is measured at fair value, which approximates to the portion of the purchase price. Subsequently, at each reporting period, the vendor loan is measured at amortized cost using the effective interest method.

Interest expense on the vendor loan is recognized in finance costs in the consolidated statement of loss and comprehensive loss.

Share-based payments
Share-based payments

The fair value of stock options and restricted share units (“RSU”), here-after referred to collectively as “options”, issued to directors, employees and consultants under the Company’s “Ominibus plan” are estimated at the date of issue using the Black-Scholes option pricing model, and charged to consolidated statement of loss and other comprehensive loss and contributed surplus over their relevant vesting period. Each tranche in an award is considered a separate award with its own vesting period and grant date fair value.

On the exercise of options, the cash consideration received and the fair value of the option previously credited to contributed surplus are credited to share capital.

The fair value of options issued to advisors in conjunction with financing transactions is estimated at the date of issue using the fair value of the goods and services received first, if determinable, then by the Black-Scholes option pricing model, and charged to share capital and contributed surplus over the vesting period. On the exercise of advisor options, the cash consideration received and the fair value of the option previously credited to contributed surplus are credited to share capital.

Where options are cancelled, it is treated as if the options had vested on the date of cancellation and any expense not yet recognized for the award is recognized immediately. However, if a new option is substituted for the cancelled option and is designated as a replacement option on the date that it is granted, the cancelled and the new options are treated as if they were a modification of the original option.

Option pricing models require the input of assumptions, including the expected price volatility. Changes in these assumptions can materially affect the fair value estimate and, therefore, the existing models do not necessarily provide a reliable single measure of the fair value of the Company’s share purchase options. Forfeitures are estimated for each reporting period and adjusted as required to reflect actual forfeitures that have occurred in the period.

Trade Receivables
Trade receivables
Trade receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, in which case they are recognized at fair value. They are subsequently measured at amortized cost using the effective interest method, less loss allowance.
Contingent consideration
Contingent consideration

Contingent consideration arising from a business combination is recognized at fair value at the acquisition date in accordance with IFRS 3 and is classified as either a financial liability or equity based on its contractual terms.
Contingent consideration classified as equity is measured at fair value at the acquisition date and included within the consolidated statement of changes in equity. Subsequent to initial recognition, equity-settled contingent consideration is not remeasured, and settlement is accounted for within the consolidated statement of changes in equity.

Contingent consideration classified as a financial or derivative liability, is measured at fair value at the acquisition date and remeasured at fair value through profit or loss subsequent to initial recognition, with changes recognized in the consolidated statement of loss and comprehensive loss.

Contingent consideration is derecognized upon exercise, expiry, or settlement, and any difference between the carrying amount of the liability and the consideration paid is recognized in the consolidated statement of loss and comprehensive loss.

Loss per share
Loss per share

Basic loss per share is calculated by dividing the loss attributable to owners of the Company by the weighted average number of common shares outstanding during the year.

A diluted loss per share is calculated by dividing the losses of the Company by the weighted average number of common shares outstanding, adjusted for the effects of all dilutive potential common shares. The weighted average number of common shares outstanding is increased by the total number of additional common shares that would have been issued by the Company assuming exercise of all convertible equity instruments with exercise prices below the average market price for the year.

Segment reporting
Segment reporting

An operating segment represents a distinct component of the Company that conducts business activities from which it generates revenues and incurs expenses. The Company’s operating segments are determined based on the internal reporting structure used by the Chief Operating Decision Maker (“CODM”), being executive management, who regularly reviews financial information by segment to evaluate performance and allocate resources. The measures reviewed by the CODM generally consist of amounts that are directly attributable to each operating segment.

Reportable segments are established based on the operating segments reviewed by the CODM. Where applicable, operating segments that exhibit similar economic characteristics and meet the aggregation criteria in IFRS 8 have been combined.
During the year ended October 31, 2025, the Company added a new reportable segment, Medical cannabis distribution, as a result of the acquisition of Remexian.

Leases
Leases

At the lease commencement date, the Company recognizes a lease liability reflecting its obligation for future lease payments and a right of use asset representing its right to use the underlying asset.

Lease term, discount rate, variable lease costs and future minimum lease payment determinations require the use of judgment and are based on the facts and circumstances of each lease. Economic incentives, intent, past history and business need are among the factors considered to determine if renewal and/or purchase options are reasonably certain to be exercised. The majority of the Company’s lease agreements do not explicitly state the discount rate implicit in the lease; therefore, the Company generally uses an incremental borrowing rate to determine the value of its lease obligations. The incremental borrowing rate represents the rate of interest that would be paid to borrow on a collateralized basis over a similar term. The Company determines its incremental borrowing rate using a portfolio approach based on information available as of the lease commencement date, including applicable lease terms and the current economic environment.

During the year ended October 31, 2025, management updated its assessment of certain lease renewal options. The cumulative impact of this reassessment was recognized prospectively in the current year. Refer to Note 28 for further details.

Right-of-use assets are presented in the consolidated statement of financial position and are measured at cost, less any accumulated amortization and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right of use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right of use assets are amortized on a straight-line basis over the lease term. The Company also assesses the right of use asset for impairment when such indicators exist.
Lease liabilities are presented in the consolidated statement of financial position and are measured at the present value of future lease payments discounted at the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease liability are made up of fixed payments and variable lease payments that are based on an index or rate. Accretion expense is recognized on lease liabilities using the effective interest method.

The Company has elected to account for short-term leases and leases of low value assets using the practical expedients. Instead of recognizing a right-of-use-asset and lease liability, the payments in relation to these are recognized as an expense in profit or loss on a straight-line basis over the lease term.

Financial Assets and Liabilities
Financial assets and liabilities

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

All financial instruments are required to be measured at fair value on initial recognition, and subsequently, measured at fair value through profit or loss ("FVTPL") or amortized cost. In the case of financial assets and financial liabilities not measured at FVTPL, transaction costs that are directly attributable to the acquisition or issuance of the financial asset or financial liability are offset against the respective financial asset or financial liability. All other transaction costs are expensed in profit or loss.

Classification and Measurement

The below table summarizes the classification of the Company’s financial instruments under IFRS 9 Financial Instruments (“IFRS 9”).

Financial Instrument	IFRS 9 Classification and measurement
Cash and cash equivalents	Amortized cost
Marketable securities	FVTPL
Long-term contract asset	Amortized cost
Trade and other receivables	Amortized cost
Accounts payable	Amortized cost
Notes payable	Amortized cost
Convertible debt	Amortized cost
Derivative liability	FVTPL
Interest bearing loans and borrowings	Amortized cost
Secured Debentures	Amortized cost

Financial assets

Based on the Company’s assessment of its business model and for the purposes of subsequent measurement, financial assets are classified into two categories:

•The Company’s cash and cash equivalents, trade and other receivables, and long-term contract assets are measured at amortized cost. These are assets that are held within a business model where the objective is to hold assets to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

•The Company’s marketable securities are subsequently measured at fair value through consolidated statement of loss and comprehensive loss. These are assets that are held within a business model where the objective is to hold assets to generate capital appreciation on the investments. The eventual cash flows will comprise of cost and gain or loss on the market value of the investment.

The Company reclassifies financial assets when and only when its business model for managing those assets changes. Financial assets are derecognized when the rights to receive cash flows from the financial asset have expired or when the Company has transferred its rights to receive cash flows from the financial asset.
Financial liabilities

The classification of financial liabilities is determined by the Company at initial recognition. The classification categories are as follows:

•The Company’s accounts payables are measured at amortized cost.

•The Company’s secured debentures, convertible debt and notes payable are measured at amortized cost using the effective interest method. Interest and accretion expense is recognized in the consolidated statement of loss and comprehensive loss.

•Derivative financial liability, which is remeasured each reporting period using the Black-Scholes option pricing model and Monte Carlo simulation model with changes in value recorded within ‘gain (loss) on revaluation of derivative’ on the consolidated statements of loss.

A financial liability is derecognized when the obligation under the liability is discharged, cancelled, or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the consolidated statement of loss and comprehensive loss. Financial liabilities are not reclassified.

Impairment of Financial Assets
Impairment of Financial Assets

At each reporting date, the Company assesses whether a financial asset or group of financial assets is impaired under the expected credit loss (“ECL”) model. For financial assets measured at amortized cost, the ECL model requires entities to account for expected credit losses on financial assets at the date of initial recognition, and to account for changes in expected credit losses at each reporting date to reflect changes in credit risk.

The loss allowance for a financial asset is measured at an amount equal to the lifetime expected credit loss if its credit risk has increased significantly since initial recognition, or if the financial asset is a purchased or originated credit-impaired financial asset. If the credit risk on a financial asset has not increased significantly since initial recognition, its loss allowance is measured at an amount equal to the 12-month expected credit loss.
The Company measures its trade receivables using the simplified approach. Therefore, the Company does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Company has established a provision matrix based on its historical credit loss experience adjusted for forward-looking information including household consumption and consumer price indices, as well as real gross domestic product. The Company also contemplates the grouping of receivables into various customer segments that have similar loss patterns (e.g. by geography).

The Company uses the general approach to measure the expected credit loss for certain loans receivable and lease receivables. ECLs are measured based all possible default events over the expected life of a financial instrument (“lifetime ECLs”).

Current accounting policy changes and Accounting standards issued but not yet adopted
Current accounting policy changes

Classification of Liabilities as Current or Non-current

Liabilities are classified as current or non-current based on whether the Company has a substantive contractual right to defer settlement for a period of at least twelve months after the reporting date, in accordance with IAS 1 – Presentation of Financial Statements, as amended.
The assessment of classification does not consider management’s intentions or expectations regarding settlement. Where the Company does not have an unconditional right to defer settlement as at the reporting date, the related liability is classified as current.
For the purposes of classification, settlement includes the transfer of cash, other assets, or the Company’s own equity instruments, except where settlement by issuing equity instruments arises from a conversion feature that is itself classified as an equity instrument.
The adoption of the amendments to IAS 1 did not result in a material impact on the Company’s financial statements.
Accounting standards issued but not yet adopted

IFRS 18 – Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements, which replaces IAS 1 and introduces new requirements for the presentation and disclosure of information in financial statements. IFRS 18 establishes defined subtotals in the statement of profit or loss, introduces enhanced disclosure requirements for management-defined performance measures, and includes new guidance on aggregation and disaggregation of information in the financial statements and related notes.
The standard is effective for annual periods beginning on or after January 1, 2027, with retrospective application required and early adoption permitted. The Company is currently assessing the impact of IFRS 18 on its financial statements.